Debt - Schedule of Outstanding Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Principal balance of debt due December 31, 2020	$ 25,000	$ 25,000
2019 Convertible Notes due March 31, 2020		3,684,535
PPP loan maturing May 5, 2022	1,265,067
Total debt	1,290,067	3,709,535
Less - Current portion of debt	(866,972)	(3,709,535)
Long-term portion of debt	$ 423,095